                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

[ ] Check here if Amendment; Amendment Number: __________

This Amendment (Check only one.):
[ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management IV, L.L.C.

Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 028-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell      Palo Alto, California           October 4, 2004
-------------------      ---------------------           ---------------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              5

Form 13F Information Table Value Total:              $211,237  (thousands)


                                                                                                           Voting
                    Title of              Value    Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class     CUSIP     (x$1000)   PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------  --------  ----------  ---- ----  -------  --------  ---------   ---------   ----
Altiris, Inc.        Common   02148M100  144,603   4,568,827   SH          Sole              4,568,827        0       0
Amdocs Limited       Common   G02602103    1,630      74,671*  SH          Sole                 74,671*       0       0
eLoyalty Corp.       Common   290151109    3,318     553,873   SH          Sole                553,873        0       0
Netflix, Inc.        Common   64110L106   56,965   3,694,196   SH          Sole              3,694,196        0       0
Vastera, Inc.        Common   92239N109    4,721   2,667,420   SH          Sole              2,667,420        0       0
                                         --------
                              TOTAL     $211,237

* 9,125 of these shares are held in escrow